CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Current assets:
Cash	$ 90,939	572,364	699,650
Pledged bank deposits	68,589	431,695	332,050
Accounts receivable, net	149,637	941,798	681,911
Bills receivable	6,338	39,889	31,001
Inventories	52,032	327,482	250,573
Income taxes receivable	307	1,932	2,478
Prepaid expenses and other receivables	8,184	51,507	49,338
Total current assets	376,026	2,366,667	2,047,001
Property and equipment, net	2,843	17,891	14,613
Intangible assets, net	24,485	154,105	83,499
Goodwill			175,436
Other assets	3,388	21,325	1,468
TOTAL ASSETS	406,742	2,559,988	2,322,017
Current liabilities:
Accounts payable	19,311	121,538	63,283
Bank borrowings	135,724	854,234	505,888
Income taxes payable	2,549	16,046	16,153
Accrued expenses and other liabilities	3,590	22,593	15,581
Total current liabilities	161,174	1,014,411	600,905
Deferred tax liabilities	4,040	25,427	13,777
Total liabilities	165,214	1,039,838	614,682
Equity:
Common stock Par value: USD0.01 Authorized: 200,000,000 shares Issued: 42,309,285 shares in 2011 and 41,181,529 shares in 2010 Outstanding: 33,560,467 shares in 2011 and 35,848,764 shares in 2010	531	3,340	3,332
Additional paid in capital	219,660	1,382,521	1,315,806
Retained earnings	89,013	560,234	716,839
Accumulated other comprehensive loss	(20,378)	(128,254)	(117,479)
Stockholders' Equity subtotal before Treasury Stock, Total	288,826	1,817,841	1,918,498
Less cost of common stock in treasury, 8,748,818 shares in 2011 and 5,332,765 shares in 2010	(50,847)	(320,025)	(226,495)
Total Cogo Group, Inc. equity	237,979	1,497,816	1,692,003
Noncontrolling interests	3,549	22,334	15,332
Total equity	241,528	1,520,150	1,707,335
Commitments and contingencies
TOTAL LIABILITIES AND EQUITY	$ 406,742	2,559,988	2,322,017